Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:
Years ending March 31,	Operating Leases
2015	$192,800
2016	26,700
$219,500